Retail Installment Contract Receivables	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Retail Installment Contract Receivables
Retail Installment Contract Receivables
Certain subscribers have the option to purchase Products under a RIC, payable over either 42 or 60 months. Short-term RIC receivables are recorded in accounts and notes receivable, net and long-term RIC receivables are recorded in long-term notes receivables and other assets, net in the condensed consolidated unaudited balance sheets.
The following table summarizes the RIC receivables (in thousands):

	March 31, 2019	December 31, 2018
RIC receivables, gross	$173,254	$175,250
Deferred interest	(29,612)	(34,163)
RIC receivables, net of deferred interest	$143,642	$141,087

Classified on the condensed consolidated unaudited balance sheets as:
Accounts and notes receivable, net	$35,370	$32,185
Long-term notes receivables and other assets, net	108,272	108,902
RIC receivables, net	$143,642	$141,087

Activity in the deferred interest for the RIC receivables was as follows (in thousands):

	Three months ended March 31, 2019	Twelve months ended December 31, 2018
Deferred interest, beginning of period	$34,163	$36,048
Write-offs, net of recoveries	(6,923)	(26,360)
Change in deferred interest on short-term and long-term RIC receivables	2,372	24,475
Deferred interest, end of period	$29,612	$34,163

The amount of RIC imputed interest income recognized in recurring and other revenue was $3.5 million and $3.3 million during the three months ended March 31, 2019 and 2018, respectively.

Retail Installment Contract Receivables
Certain subscribers have the option to purchase Products under a RIC, payable over either 42 or 60 months. Short-term RIC receivables are recorded in accounts and notes receivable, net and long-term RIC receivables are recorded in long-term notes receivables and other assets, net in the consolidated balance sheets.
The following table summarizes the installment receivables (in thousands):

	December 31, 2018	December 31, 2017
RIC receivables, gross	$175,250	$131,024
Deferred interest	(34,163)	(36,048)
RIC receivables, net of deferred interest	$141,087	$94,976

Classified on the consolidated balance sheets as:
Accounts and notes receivable, net	$32,185	$16,469
Long-term notes receivables and other assets, net	108,902	78,507
RIC receivables, net	$141,087	$94,976

Activity in the deferred interest for the RIC receivables was as follows (in thousands):

	For the Years Ended
	December 31, 2018	December 31, 2017
Deferred interest, beginning of period	$36,048	$—
Write-offs, net of recoveries	(26,360)	(6,055)
Change in deferred interest on short-term and long-term RIC receivables	24,475	42,103
Deferred interest, end of period	$34,163	$36,048

During year ended December 31, 2018 and 2017, the amount of RIC imputed interest income recognized in recurring and other revenue was $14.9 million and $7.3 million, respectively.